Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T, Class B, and Class C
November 20, 2007
Prospectus

The following information replaces the biographical information for Andrew Dudley found in the "Fund Management" section on page 31.

Robin Foley is co-manager of Fidelity Advisor Short Fixed-Income Fund, which she has co-managed since June 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Ms. Foley has worked as a portfolio manager in the Fixed-Income Division of Fidelity and as a manager for Fidelity Management Trust Company (FMTC).

SFI-08-02 July 9, 2008
1.756200.121

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Institutional Class
November 20, 2007
Prospectus

The following information replaces the biographical information for Andrew Dudley found in the "Fund Management" section on page 28.

Robin Foley is co-manager of Fidelity Advisor Short Fixed-Income Fund, which she has co-managed since June 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Ms. Foley has worked as a portfolio manager in the Fixed-Income Division of Fidelity and as a manager for Fidelity Management Trust Company (FMTC).

SFII-08-02 July 9, 2008
1.736488.117